CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Deferred Revenue, Interest Income, Interest expense, Other Income/(Loss), Net, Income and non-income taxes payable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenue
Deferred revenue	$ 1,577.5	$ 16.3
Deferred revenue recognized	16.3	6.9
Increase in deferred revenue	1,561.2
Deferred revenue, current	275.5	16.3
Remaining performance obligations
Aggregate transaction price	21,333.0
Other Income/ (Loss), net
Interest income	31.8	63.6	$ 3.3
Interest receivable	0.4	21.6
Interest Expense
Interest expense	61.5	0.0	$ 0.0
Income and non-income taxes payable
Income tax payable	$ 4.8	$ 0.7
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Remaining performance obligations
Aggregate transaction price (as percent)	28.00%
Aggregate transaction recognized term	24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Remaining performance obligations
Aggregate transaction price (as percent)	39.00%
Aggregate transaction recognized term	24 months
Maximum
Deferred Revenue
Deferred revenue term	5 years
Minimum
Deferred Revenue
Deferred revenue term	1 year